[redacted]

07081726

NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTDYS

1-33830

RECD S.E.C.
NOV 1 3 2007
1086

PROCESSED
NOV 1 4 2007
THOMSON
FINANCIAL

3

November 13, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ENERGYSOLUTIONS, INC., Common stock, par value $0.01*, Depositary Shares, (Each representing one share of common stock, par value $0.01)*. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 12, 2007. Tentative listing date – November 15, 2007.

*As disclosed in the registration statement on Form S-1 (No. 333-141645) relating to the registrant's initial public offering, all of the shares of common stock sold in such offering will be sold in the form of depositary shares. Each depositary share represents an ownership interest in one share of common stock. Thirty-five days after the pricing date of the offering, each holder of depositary shares will be credited with a number of shares of common stock equal to the number of depositary shares held by such holder on that date, and the depositary shares will be canceled. Until such cancellation of the depositary shares, holders of depositary shares will be entitled to all proportional rights and preferences of the shares of common stock. Accordingly, application is made for listing of the common stock of the registrant, but such shares will not trade until the depositary shares are canceled.

Sincerely,

Paras Madho

END